Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
June 30, 2024
AFF20-NPRT1-0824
1.818359.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (b) (Cost $2,062,741)	2,070,000	2,062,776

Domestic Equity Funds - 25.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,431,143	46,653,625
Fidelity Advisor Series Growth Opportunities Fund (c)	2,056,407	32,964,200
Fidelity Advisor Series Small Cap Fund (c)	1,201,007	15,565,054
Fidelity Series All-Sector Equity Fund (c)	1,266,981	15,596,538
Fidelity Series Commodity Strategy Fund (c)	107,635	10,469,690
Fidelity Series Large Cap Stock Fund (c)	2,724,209	62,493,354
Fidelity Series Large Cap Value Index Fund (c)	394,038	6,174,577
Fidelity Series Opportunistic Insights Fund (c)	1,571,644	37,546,575
Fidelity Series Small Cap Core Fund (c)	158,500	1,825,914
Fidelity Series Small Cap Opportunities Fund (c)	1,328,407	19,846,403
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,653,502	36,406,049
Fidelity Series Value Discovery Fund (c)	2,436,645	37,280,674
TOTAL DOMESTIC EQUITY FUNDS (Cost $196,867,498)		322,822,653

International Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,168,961	17,639,619
Fidelity Series Emerging Markets Fund (c)	2,260,444	20,818,688
Fidelity Series Emerging Markets Opportunities Fund (c)	4,424,761	83,229,755
Fidelity Series International Growth Fund (c)	2,790,939	51,129,997
Fidelity Series International Small Cap Fund (c)	1,053,455	17,961,415
Fidelity Series International Value Fund (c)	4,078,928	51,557,648
Fidelity Series Overseas Fund (c)	3,639,964	51,214,298
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $197,090,488)		293,551,420

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	5,215,115	50,482,314
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	12,233,431	93,341,079
Fidelity Series Emerging Markets Debt Fund (c)	815,615	6,369,956
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	221,130	1,956,998
Fidelity Series Floating Rate High Income Fund (c)	126,994	1,140,407
Fidelity Series High Income Fund (c)	751,327	6,326,172
Fidelity Series International Credit Fund (c)	180,456	1,463,499
Fidelity Series International Developed Markets Bond Index Fund (c)	5,620,442	48,054,782
Fidelity Series Investment Grade Bond Fund (c)	35,420,281	349,952,369
Fidelity Series Long-Term Treasury Bond Index Fund (c)	7,864,733	43,177,383
Fidelity Series Real Estate Income Fund (c)	126,241	1,223,277
TOTAL BOND FUNDS (Cost $687,801,627)		603,488,236

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	1,819,856	1,820,220
Fidelity Series Government Money Market Fund 5.42% (c)(e)	23,894,990	23,894,990
Fidelity Series Short-Term Credit Fund (c)	356,122	3,514,928
TOTAL SHORT-TERM FUNDS (Cost $29,222,835)		29,230,138

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,113,045,189)	1,251,155,223
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(855,778)
NET ASSETS - 100.0%	1,250,299,445

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	2	Sep 2024	234,320	154	154
ICE MSCI Emerging Markets Index Contracts (United States)	53	Sep 2024	2,883,730	1,324	1,324

TOTAL EQUITY INDEX CONTRACTS					1,478

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	438	Sep 2024	48,173,156	304,237	304,237
CBOT 5-Year U.S. Treasury Note Contracts (United States)	268	Sep 2024	28,562,938	139,459	139,459

TOTAL TREASURY CONTRACTS					443,696

TOTAL PURCHASED					445,174

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Sep 2024	15,460,200	(33,197)	(33,197)

TOTAL FUTURES CONTRACTS					411,977
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,838,561.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,666,819	6,838,580	6,685,165	20,401	(14)	-	1,820,220	0.0%
Total	1,666,819	6,838,580	6,685,165	20,401	(14)	-	1,820,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	47,776,092	432,937	4,502,190	-	1,760,539	1,186,247	46,653,625
Fidelity Advisor Series Growth Opportunities Fund	33,688,522	127,140	3,531,352	-	1,173,953	1,505,937	32,964,200
Fidelity Advisor Series Small Cap Fund	16,523,129	154,995	930,889	-	174,597	(356,778)	15,565,054
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	48,803,322	3,525,076	2,495,919	25,455	(5,525)	655,360	50,482,314
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	98,989,599	141,583	6,108,998	38,927	(1,300,602)	1,619,497	93,341,079
Fidelity Series All-Sector Equity Fund	15,858,487	52,268	956,493	-	129,946	512,330	15,596,538
Fidelity Series Canada Fund	18,992,480	315,501	1,382,421	-	336,620	(622,561)	17,639,619
Fidelity Series Commodity Strategy Fund	8,279,494	2,751,394	785,630	-	(248,565)	472,997	10,469,690
Fidelity Series Emerging Markets Debt Fund	6,681,054	104,688	372,439	97,218	(56,134)	12,787	6,369,956
Fidelity Series Emerging Markets Debt Local Currency Fund	2,081,932	1,901	95,002	-	(14,316)	(17,517)	1,956,998
Fidelity Series Emerging Markets Fund	21,678,090	22,858	1,930,409	-	14,732	1,033,417	20,818,688
Fidelity Series Emerging Markets Opportunities Fund	87,010,914	91,454	8,323,184	-	1,372,610	3,077,961	83,229,755
Fidelity Series Floating Rate High Income Fund	1,189,390	27,726	67,714	26,367	(6,151)	(2,844)	1,140,407
Fidelity Series Government Money Market Fund 5.42%	23,706,936	1,698,531	1,510,477	308,394	-	-	23,894,990
Fidelity Series High Income Fund	6,616,149	108,132	365,699	100,797	(30,844)	(1,566)	6,326,172
Fidelity Series International Credit Fund	1,453,587	19,417	776	19,417	43	(8,772)	1,463,499
Fidelity Series International Developed Markets Bond Index Fund	50,159,815	1,542,371	2,610,230	583,774	(216,450)	(820,724)	48,054,782
Fidelity Series International Growth Fund	53,631,768	1,755,261	3,386,566	-	799,018	(1,669,484)	51,129,997
Fidelity Series International Small Cap Fund	19,456,467	20,359	1,015,568	-	160,248	(660,091)	17,961,415
Fidelity Series International Value Fund	53,889,841	818,475	3,347,464	-	809,873	(613,077)	51,557,648
Fidelity Series Investment Grade Bond Fund	366,862,593	5,374,724	19,643,274	3,819,393	(1,495,482)	(1,146,192)	349,952,369
Fidelity Series Large Cap Stock Fund	64,123,922	426,005	4,900,689	-	1,968,732	875,384	62,493,354
Fidelity Series Large Cap Value Index Fund	6,356,585	286,699	330,955	-	52,404	(190,156)	6,174,577
Fidelity Series Long-Term Treasury Bond Index Fund	52,240,665	1,528,171	9,297,522	396,136	(4,839,927)	3,545,996	43,177,383
Fidelity Series Opportunistic Insights Fund	37,902,577	549,781	3,392,867	-	1,549,373	937,711	37,546,575
Fidelity Series Overseas Fund	53,776,447	1,361,702	3,894,284	-	729,594	(759,161)	51,214,298
Fidelity Series Real Estate Income Fund	1,269,092	20,585	67,791	19,188	(2,002)	3,393	1,223,277
Fidelity Series Short-Term Credit Fund	3,270,209	520,253	284,652	34,807	(1,768)	10,886	3,514,928
Fidelity Series Small Cap Core Fund	1,862,202	8,674	932	8,675	96	(44,126)	1,825,914
Fidelity Series Small Cap Opportunities Fund	20,905,354	442,174	1,019,838	-	380,959	(862,246)	19,846,403
Fidelity Series Stock Selector Large Cap Value Fund	37,356,161	1,768,272	1,851,619	-	115,386	(982,151)	36,406,049
Fidelity Series Value Discovery Fund	38,267,800	2,236,777	1,931,424	-	48,427	(1,340,906)	37,280,674
	1,300,660,675	28,235,884	90,335,267	5,478,548	3,359,384	5,351,551	1,247,272,227

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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